UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFS §§ 210-12.12-12.14], are attached hereto.

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Shares		Value (000)
COMMON STOCK — 98.5%
Consumer Discretionary — 8.1%
24,479	Comcast Cl A	$836
6,148	Home Depot	1,096
2,473	McDonald’s	387
4,013	Time Warner	380
2,713	TJX	221
2,721	Walt Disney	273

		3,193

Consumer Staples — 10.0%
8,571	Altria Group	534
4,498	Coca-Cola Enterprises	187
7,886	Kellogg	513
2,236	Kimberly-Clark	246
6,144	PepsiCo	671
9,007	Philip Morris International	895
4,644	Procter & Gamble	368
6,019	Wal-Mart Stores	536

		3,950

Energy — 5.7%
6,041	Chevron	689
10,749	ExxonMobil	802
11,720	Suncor Energy	405
3,786	Valero Energy	351

		2,247

Financials — 18.9%
17,006	Bank of America	510
6,251	BB&T	325
1,163	BlackRock	630
4,690	Chubb	641
4,363	CME Group	706
14,800	JPMorgan Chase	1,628
8,101	Marsh & McLennan	669
3,795	Northern Trust	391
4,814	PNC Financial Services Group	728
3,460	T Rowe Price Group	374
7,938	US Bancorp	401
9,252	Wells Fargo	485

		7,488

Health Care — 11.1%
3,541	AbbVie	335
4,591	Bristol-Myers Squibb	290
2,783	Eli Lilly	215
11,714	Johnson & Johnson	1,501
2,998	Medtronic PLC	240
13,952	Merck	760
21,786	Pfizer	773
1,322	UnitedHealth Group	283

		4,399

Industrials — 15.8%
2,558	3M	562

March 31, 2018	1	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Shares		Value (000)
Industrials — (continued)
1,521	Boeing	$499
1,741	Cummins	282
3,617	General Dynamics	799
6,033	Honeywell International	872
3,676	Ingersoll-Rand PLC	314
2,930	Lockheed Martin	990
1,892	Parker Hannifin	324
2,150	Stanley Black & Decker	329
6,447	Union Pacific	867
4,995	Waste Management	420

		6,257

Information Technology — 17.7%
1,681	Accenture PLC	258
7,531	Apple	1,264
4,488	Automatic Data Processing	509
2,329	Broadcom	549
21,433	Cisco Systems	919
13,993	Intel	729
2,297	Kla-Tencor	250
20,300	Microsoft	1,853
6,709	Texas Instruments	697

		7,028

Materials — 1.9%
5,868	DowDuPont	374
1,757	LyondellBasell Industries NV	186
4,164	Sonoco Products	202

		761

Real Estate — 3.4%
875	American Tower‡	127
382	AvalonBay Communities‡	63
1,931	Crown Castle International‡	212
2,514	Digital Realty Trust‡	265
4,503	Duke Realty‡	119
1,211	Equity LifeStyle Properties‡	106
525	Essex Property Trust‡	126
1,610	Public Storage‡	323

		1,341

Telecommunication Services — 1.8%
19,518	AT&T	696

Utilities — 4.1%
4,611	American Electric Power	316
5,890	CMS Energy	267
2,572	Dominion Resources	173
3,819	Eversource Energy	225
1,897	NextEra Energy	310
5,178	WEC Energy Group	325

		1,616

TOTAL COMMON STOCK (Cost $24,732)		38,976

March 31, 2018	2	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Shares		Value (000)
CASH EQUIVALENT — 1.8%
693,564	BlackRock FedFund, Institutional Shares, 1.500% (A) (Cost $694)	$694

TOTAL INVESTMENTS (Cost $25,426) — 100.3%		$39,670

Percentages are based on Net Assets of $39,551 (000).

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of March 31, 2018.

PLC — Public Limited Company

Cost figures are shown in thousands.

As of March 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S.GAAP.

For the period ended March 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2018.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3000

March 31, 2018	3	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)

CORPORATE OBLIGATIONS — 55.5%
Consumer Discretionary — 9.4%
	Amazon.com
$650	4.800%, 12/05/34	$720
	CBS
350	3.500%, 01/15/25	340
	Comcast
250	3.600%, 03/01/24	251
350	3.150%, 03/01/26	337
	Discovery Communications LLC
300	3.250%, 04/01/23	293
	George Washington University
225	4.363%, 09/15/43	239
	Home Depot
500	5.875%, 12/16/36	642
	McDonald’s MTN
400	4.600%, 05/26/45	421
	Starbucks
475	2.450%, 06/15/26	443
	Unilever Capital
360	2.100%, 07/30/20	354
	Walt Disney MTN
425	1.850%, 07/30/26	379

		4,419

Consumer Staples — 3.9%
	Campbell Soup
500	4.250%, 04/15/21	514
	Coca-Cola
250	2.875%, 10/27/25	243
200	2.450%, 11/01/20	199
	Colgate-Palmolive MTN
300	1.950%, 02/01/23	285
	CVS Health
250	2.875%, 06/01/26	230
	Hershey
125	2.625%, 05/01/23	123
	Walgreens Boots Alliance
250	3.300%, 11/18/21	249

		1,843

Energy — 5.8%
	Apache Finance Canada
475	7.750%, 12/15/29	606
	BP Capital Markets PLC
300	3.814%, 02/10/24	306
	ConocoPhillips
450	3.350%, 11/15/24	446
	Kinder Morgan Energy Partners LP
300	4.300%, 05/01/24	302
	Occidental Petroleum
390	2.700%, 02/15/23	382
	Schlumberger Investment SA
400	3.650%, 12/01/23	406
	Shell International Finance BV
250	1.875%, 05/10/21	242

		2,690

March 31, 2018	4	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
Financials — 15.3%
	Aflac
$500	3.625%, 11/15/24	$502
	Aon PLC
440	4.450%, 05/24/43	436
	Bank of America MTN
450	4.000%, 04/01/24	460
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	515
	Capital One Financial
350	3.750%, 03/09/27	338
	Citigroup
200	3.875%, 10/25/23	202
	Discover Bank
400	4.200%, 08/08/23	408
	Goldman Sachs Group MTN
250	7.500%, 02/15/19	260
500	3.220%, VAR ICE LIBOR USD 3 Month+1.300% 11/23/24	505
	JPMorgan Chase
290	6.400%, 05/15/38	378
500	2.250%, 01/23/20	494
	MetLife
250	6.817%, 08/15/18	254
	Morgan Stanley MTN
500	3.875%, 01/27/26	499
	MUFG Americas Holdings
250	2.250%, 02/10/20	246
	Prudential Financial MTN
305	7.375%, 06/15/19	321
	Royal Bank of Canada MTN
280	2.150%, 03/06/20	276
300	1.500%, 07/29/19	295
	US Bancorp MTN
485	3.000%, 03/15/22	482
	Wells Fargo
300	2.150%, 01/15/19	299

		7,170

Health Care — 4.7%
	AbbVie
500	2.900%, 11/06/22	488
	Amgen
350	5.700%, 02/01/19	359
150	4.950%, 10/01/41	163
	Celgene
250	3.875%, 08/15/25	248
	Gilead Sciences
500	4.500%, 04/01/21	521
	Merck Sharp & Dohme
400	5.000%, 06/30/19	412

		2,191

Industrials — 4.2%
	FedEx
250	2.625%, 08/01/22	244
	General Electric MTN
400	3.125%, VAR ICE LIBOR USD 3 Month+1.000% 03/15/23	399

March 31, 2018	5	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
Industrials — (continued)
	Norfolk Southern
$400	2.900%, 06/15/26	$381
	Raytheon
460	2.500%, 12/15/22	450
	United Technologies
500	3.100%, 06/01/22	496

		1,970

Information Technology — 7.6%
	Apple
500	4.650%, 02/23/46	550
	Applied Materials
500	3.900%, 10/01/25	514
	Intel
500	3.300%, 10/01/21	508
	International Business Machines
350	8.375%, 11/01/19	381
	Juniper Networks
350	4.500%, 03/15/24	358
	KLA-Tencor
400	4.650%, 11/01/24	418
	Microsoft
500	3.625%, 12/15/23	513
	NetApp
300	3.375%, 06/15/21	300

		3,542

Materials — 0.9%
	Mosaic
150	5.625%, 11/15/43	157
	Sherwin-Williams
280	3.125%, 06/01/24	271

		428

Telecommunication Services — 0.7%
	Ameritech Capital Funding
300	6.875%, 10/15/27	348

Transportation — 1.1%
	Burlington Northern Santa Fe LLC
470	4.450%, 03/15/43	495

Utilities — 1.9%
	Berkshire Hathaway Energy
463	6.125%, 04/01/36	590
	Xcel Energy
300	3.300%, 06/01/25	295

		885

TOTAL CORPORATE OBLIGATIONS (Cost $26,027)		25,981

	U.S. TREASURY OBLIGATIONS — 13.3%
	U.S. Treasury Bond
800	6.000%, 02/15/26	987
720	5.375%, 02/15/31	922
350	4.750%, 02/15/37	448
1,100	4.500%, 08/15/39	1,384
875	4.375%, 05/15/41	1,089

March 31, 2018	6	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
	U.S. TREASURY OBLIGATIONS — (continued)
$700	2.250%, 08/15/46	$603
	U.S. Treasury Note
250	3.500%, 05/15/20	256
180	2.375%, 08/15/24	177
400	2.000%, 11/15/26	377

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,260)		6,243

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
	FFCB
300	2.670%, 04/18/24	296
600	2.000%, 06/01/21	585
500	1.750%, 08/01/22	477
500	1.240%, 11/29/19	490
	FHLB
475	4.750%, 03/10/23	520
100	3.750%, 12/14/18	101
500	3.000%, 03/10/28	499
550	2.500%, 03/11/22	547
	FHLMC MTN
550	2.050%, 08/26/22	532
650	1.600%, 09/30/21	625
675	1.500%, 08/25/19(A)	655

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,428)		5,327

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 8.6%
	FHLMC, Ser 2011-3970, Cl KC
1,500	3.500%, 03/15/33	1,503
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	478
	FHLMC, Ser G12710
58	5.500%, 07/01/22	61
	FNMA, Ser 2003-58, Cl D
42	3.500%, 07/25/33	41
	FNMA, Ser 2012-84, Cl JB
293	3.000%, 05/25/42	281
	FNMA, Ser 2013-92, Cl MT
48	4.000%, 07/25/41	50
	FNMA, Ser 889958
28	5.000%, 10/01/23	29
	GNMA, Ser 2011-112, Cl JP
113	2.000%, 02/20/40	112
	GNMA, Ser 2012-101, Cl KL
687	2.000%, 09/20/41	600
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	672
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	211

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,183)		4,038

March 31, 2018	7	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)/Shares		Value (000)
MUNICIPAL BONDS — 7.6%
Municipal — 7.6%
	California State, GO
$560	6.509%, 04/01/39	$628
	Evansville, Redevelopment Authority, RB
500	7.210%, 02/01/39	548
	Hawaii State, Department of Budget & Finance, Pacific Health
	Project, Ser A, RB
500	5.500%, 07/01/43	555
	Houston, Independent School District, GO
250	6.125%, 02/15/28	258
	Hudson County, Improvement Authority, RB, AGM Insured
525	7.400%, 12/01/25	592
	Oklahoma County, Finance Authority, RB
375	6.600%, 09/01/22	429
	Stockton, Public Financing Authority, Sub-Ser, RB, BAM Insured
500	7.942%, 10/01/38	537

TOTAL MUNICIPAL BONDS (Cost $3,511)		3,547

NON-AGENCY MORTGAGE-BACKED OBLIGATION — 0.8%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
	3.510%, VAR US Treas Yield Curve Rate T Note Const Mat 1
378	Yr+1.750% 04/25/32 (Cost $349)	362

	CASH EQUIVALENT — 2.0%
961,896	BlackRock FedFund, Institutional Shares, 1.500% (B) (Cost $962)	962

TOTAL INVESTMENTS (Cost $46,720) — 99.2%		$46,460

Percentages are based on Net Assets of $46,828 (000).

(A)	Step Bond — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2018. The coupon on a step bond changes on a specified date.

(B)	The rate reported is the 7-day effective yield as of March 31, 2018.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable

Cost figures are shown in thousands.

March 31, 2018	8	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

The following is a summary of the inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$25,981	$—	$25,981
U.S. Treasury Obligations	—	6,243	—	6,243
U.S. Government Agency Obligations	—	5,327	—	5,327
U.S. Government Mortgage- Backed Obligations	—	4,038	—	4,038
Municipal Bonds	—	3,547	—	3,547
Non-Agency Mortgage-Backed Obligation	—	362	—	362
Cash Equivalent	962	—	—	962

Total Investments in Securities	$962	$45,498	$—	$46,460

For the period ended March 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2018.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3000

March 31, 2018	9	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.2%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/21, Pre-Refunded @ 100 (A)	$251

Alaska — 0.6%
	Alaska State, Housing Finance, Sate Capital Project, Ser A, RB
175	5.000%, 12/01/33	194
	Alaska State, Ser A, GO
525	5.000%, 08/01/34	594

		788

California — 5.2%
	California State, GO
1,000	5.000%, 09/01/23	1,148
1,650	5.000%, 09/01/31	1,934
5	4.500%, 08/01/30	5
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,139
	Sacramento City, Unified School District, GO
500	5.000%, 07/01/23	573
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,142
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100 (A)	246
785	5.000%, 05/15/36	881

		7,068

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	173

Hawaii — 83.1%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	538
250	5.000%, 09/01/22 (B)	282
300	5.000%, 09/01/26	354
1,000	5.000%, 09/01/31	1,162
500	4.000%, 03/01/20, Pre-Refunded @ 100 (A)	522
1,500	4.000%, 09/01/35	1,581
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	225
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	529
	Hawaii State, Airports System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,076

March 31, 2018	10	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Airports System Authority, Ser A, RB
$250	5.250%, 07/01/23	$269
2,500	5.250%, 07/01/27	2,686
1,000	5.250%, 07/01/28	1,074
900	5.250%, 07/01/30	966
420	5.000%, 07/01/39	445
2,635	5.000%, 07/01/45	2,904
	Hawaii State, Airports System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,177
1,000	4.125%, 07/01/24	1,040
	Hawaii State, Airports System Revenue, COP, AMT
500	5.250%, 08/01/25	560
	Hawaii State, Airports System Revenue, Ser A, RB, AMT
2,000	5.000%, 07/01/41	2,211
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC Insured
835	5.000%, 01/01/26	836
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	490
710	4.625%, 07/01/20, Pre-Refunded @ 100 (A)	753
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	360
500	4.000%, 03/01/37	500
350	3.250%, 01/01/25	354
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,260	6.500%, 07/01/39	4,488
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	112
575	5.000%, 07/01/26	643
1,800	5.000%, 07/01/27	2,071
525	5.000%, 07/01/30	598
3,500	5.000%, 07/01/35	3,924
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	861
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	592
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%, 04/01/27	592
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,748
3,675	5.000%, 08/01/27	4,034
1,000	5.000%, 08/01/28	1,094
	Hawaii State, Harbor System Revenue, Ser A, RB
220	5.000%, 07/01/25	233
1,125	4.250%, 07/01/21	1,177

March 31, 2018	11	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Highway Authority, Ser A, RB
$700	5.000%, 01/01/23	$790
1,450	5.000%, 01/01/30	1,656
1,000	5.000%, 01/01/31	1,140
1,000	5.000%, 01/01/33	1,135
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	210
115	3.750%, 04/01/21	120
180	3.500%, 04/01/20	185
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,075
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
395	3.450%, 01/01/22	404
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,012
	Hawaii State, Ser DQ, GO
35	5.000%, 06/01/19, Pre-Refunded @ 100 (A)	36
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/19	1,039
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	284
	Hawaii State, Ser DY, GO
75	5.000%, 02/01/19	77
	Hawaii State, Ser DZ, GO
1,795	5.000%, 12/01/21, Pre-Refunded @ 100 (A)	1,990
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,036
1,700	5.000%, 12/01/22	1,878
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	452
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	338
500	5.000%, 11/01/24	563
	Hawaii State, Ser EH, GO (B)
200	5.000%, 08/01/23	229
5	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	6
	Hawaii State, Ser EH, GO
700	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	798
125	5.000%, 08/01/24	142
295	5.000%, 08/01/30	333
95	5.000%, 08/01/32	107
	Hawaii State, Ser EH-2017, GO (B)
85	5.000%, 08/01/23	97

March 31, 2018	12	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EO, GO
$1,000	5.000%, 08/01/29	$1,145
1,000	5.000%, 08/01/30	1,142
1,000	5.000%, 08/01/33	1,135
	Hawaii State, Ser EP, GO
1,000	5.000%, 08/01/22	1,122
325	5.000%, 08/01/26	375
	Hawaii State, Ser ET, GO
300	5.000%, 10/01/24	349
	Hawaii State, Ser EY, GO
140	5.000%, 10/01/26	164
1,000	5.000%, 10/01/27	1,166
	Hawaii State, Ser FE, GO
285	5.000%, 10/01/27	339
	Hawaii State, Ser FK, GO
2,000	5.000%, 05/01/29	2,381
	Hawaii State, Ser FN, GO
1,000	5.000%, 10/01/23	1,145
500	5.000%, 10/01/24	582
85	5.000%, 10/01/30	101
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,094
600	5.000%, 07/01/23	674
400	5.000%, 07/01/24	463
600	5.000%, 07/01/27	690
	Honolulu Hawaii City & County, Ser A, GO
275	5.250%, 08/01/21, Pre-Refunded @ 100 (A)	305
700	5.000%, 10/01/19	734
400	5.000%, 11/01/21	443
500	5.000%, 11/01/22 (B)	565
500	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	565
725	5.000%, 09/01/27	872
1,000	5.000%, 10/01/27	1,168
225	5.000%, 10/01/39	255
2,300	5.000%, 09/01/41	2,665
700	4.000%, 11/01/19	726
325	4.000%, 08/01/21, Pre-Refunded @ 100 (A)	348
425	4.000%, 09/01/38	447
	Honolulu Hawaii City & County, Ser B, GO
375	5.000%, 08/01/21	413
350	5.000%, 08/01/22	385
200	5.000%, 11/01/24	225
300	5.000%, 08/01/26	329
1,525	5.000%, 10/01/26	1,786
500	4.000%, 10/01/19	518
	Honolulu Hawaii City & County, Ser C, GO
750	5.000%, 10/01/23	858

March 31, 2018	13	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	5.000%, 10/01/28	$1,163
	Honolulu Hawaii City & County, Ser D, GO
400	5.250%, 09/01/19, Pre-Refunded @ 100 (A)	420
	Honolulu Hawaii City & County, Ser E, GO
325	5.000%, 09/01/28	390
	Honolulu Hawaii City & County, Ser Junior A, RB
450	4.000%, 07/01/25	468
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
440	5.000%, 07/01/20	457
750	5.000%, 07/01/21, Pre-Refunded @ 100 (A)	825
100	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	112
500	5.000%, 07/01/24	576
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,575	5.000%, 07/01/23	1,794
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
500	5.000%, 07/01/36	574
1,200	4.000%, 07/01/38	1,264
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	275
150	5.000%, 08/01/23	168
250	4.000%, 08/01/24	269
250	3.250%, 08/01/23	259
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	267
150	5.000%, 06/01/21	165
	Maui County, Ser B, GO
500	4.000%, 06/01/21	523
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/19, Pre-Refunded @ 100 (A)	106
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,043
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,716
1,000	4.000%, 10/01/23	1,090
	University of Hawaii, Ser E, RB
1,400	5.000%, 10/01/25	1,649
1,350	5.000%, 10/01/32	1,570
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	2,810

		113,236

March 31, 2018	14	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)		Value (000)
Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
$70	4.100%, 06/01/27	$72

Maine — 0.6%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	801

Maryland — 0.4%
	Maryland State, GO
575	5.000%, 03/01/22	610

Mississippi — 0.3%
	Southaven, Water & Sewer System Revenue, RB
370	5.000%, 02/01/26	429

New York — 1.5%
	New York & New Jersey, Port Authority, RB
350	5.000%, 11/15/47	404
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,123
	New York, Ser H, GO
500	5.000%, 08/01/20	536

		2,063

Ohio — 1.1%
	Akron, Income Tax Revenue, RB
1,000	5.000%, 06/01/22, Pre-Refunded @ 100 (A)	1,121
	Ohio State, Ser 2011-B, GO
300	5.000%, 08/01/22	336

		1,457

Oklahoma — 0.5%
	Oklahoma City, Water Utilities Trust, RB
125	5.000%, 07/01/40	136
	Tulsa County, Industrial Authority, RB
500	5.000%, 09/01/26	578

		714

Oregon — 0.9%
	Clackamas County, School District No. 12, Ser B, GO, SCH BD GTY Insured
1,000	5.000%, 06/15/37	1,161

March 31, 2018	15	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Face Amount (000)/Shares		Value (000)
Tennessee — 0.4%
	Memphis, Ser A, GO
$500	5.000%, 04/01/26	$582

Texas — 2.2%
	Arlington, Higher Education Finance, Ser 2014-A, RB, PSF-GTD Insured
750	5.000%, 08/15/27	847
	Clifton, Higher Education Finance, Ser 2014, RB, PSF-GTD Insured
500	5.000%, 08/15/26	573
	Mesquite, Refinance & Improvements, GO
1,000	5.000%, 02/15/27	1,155
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	4.789%, 09/15/37 (C)	440

		3,015

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	219

Washington — 0.8%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	831
	Washington State, Housing Finance Commission, RB, FANNIE MAE Insured
300	4.750%, 07/15/29	324

		1,155

TOTAL MUNICIPAL BONDS (Cost $134,556)		133,794

CASH EQUIVALENT — 0.9%
1,198,354	BlackRock FedFund, Institutional Shares, 1.500% (D) (Cost $1,198)	1,198

TOTAL INVESTMENTS (Cost $135,754) — 99.1%		$134,992

Percentages are based on Net Assets of $136,264 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	The rate reported is the 7-day effective yield as of March 31, 2018.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Guaranteed by Permanent School Fund

RB — Revenue Bond

SCH BD GTY — School Board Guaranteed

Ser — Series

March 31, 2018	16	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2018

Cost figures are shown in thousands.

The following is a list of the inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$133,794	$—	$133,794
Cash Equivalent	1,198	—	—	1,198

Total Investments in Securities	$1,198	$133,794	$—	$134,992

For the period ended March 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2018.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-3000

March 31, 2018	17	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: May 30, 2018

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 30, 2018